Other notes - Additional disclosures on financial instruments, fair values to the fair value hierarchy (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 974,573	€ 998,585
Level 1 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 1 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Level 1 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 1 | For which fair values are disclosed | Borrowings | Local Bank Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 2 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	4,330	863
Level 2 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,964	2,826
Level 2 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	570,528	630,581
Level 2 | For which fair values are disclosed | Borrowings | Local Bank Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	10,433	0
Level 3 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 3 | At fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Level 3 | For which fair values are disclosed | Borrowings | Term loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Level 3 | For which fair values are disclosed | Borrowings | Local Bank Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	€ 0	€ 0